Condensed Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common stock issuable	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Payable	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 19	$ 65,436	$ 18,177,723	$ 10,000	$ (103,956)	$ (16,038,345)	$ 2,110,877
Begining balance, shares at Dec. 31, 2019	18,562	65,436,449
Stock based compensation							41,122
Net income (loss)					(8,513)	(3,964,615)	(3,973,128)
Issuance of common stock for services		$ 1,736	396,730				398,466
Issuance of common stock for services, shares		1,736,251
Issuance of common stock for cash		$ 1,402	123,133				124,535
Issuance of common stock for cash, shares		1,402,279
Issuance of common stock for conversion of debt and interest	$ (19)	$ 19
Issuance of common stock for conversion of debt and interest, shares	(18,562)	18,562
Issuance of common stock for stock-based compensation			41,122				41,122
Issuance of common stock for subscription payable		$ 20	9,980	(10,000)
Issuance of common stock for subscription payable, shares		20,000
Ending balance, value at Dec. 31, 2020		$ 68,613	18,748,688		(112,469)	(20,002,960)	(1,298,128)
Ending balance, shares at Dec. 31, 2020		68,613,541
Stock based compensation			7,841				7,841
Net income (loss)						7,240,183	7,240,183
Common stock to be issued for termination of rights participation agreement	$ 1,000		629,000				630,000
Common stock to be issued for termination of rights participation agreement, shares	1,000,000
Issuance of common stock for services		$ 225	134,775				135,000
Issuance of common stock for services, shares		225,000
Issuance of common stock for cash		$ 263	49,737				50,000
Issuance of common stock for cash, shares		263,158
Issuance of common stock for loan payable conversion		$ 526	410,000				410,526
Issuance of common stock for loan payable conversion, shares		526,316
Ending balance, value at Mar. 31, 2021	$ 1,000	$ 69,627	19,980,041		(112,469)	(12,762,777)	7,175,422
Ending balance, shares at Mar. 31, 2021	1,000,000	69,628,015
Beginning balance, value at Dec. 31, 2020		$ 68,613	18,748,688		(112,469)	(20,002,960)	(1,298,128)
Begining balance, shares at Dec. 31, 2020		68,613,541
Stock based compensation							136,579
Net income (loss)						3,530,331	3,530,331
Issuance of common stock for services		$ 893	306,786				307,679
Issuance of common stock for services, shares		892,667
Issuance of common stock for cash		$ 263	49,737				50,000
Issuance of common stock for cash, shares		263,158
Issuance of common stock for loan payable conversion		$ 526	410,000				410,526
Issuance of common stock for loan payable conversion, shares		526,316
Issuance of common stock as per terms of Termination Agreement		$ 1,000	629,000				630,000
Issuance of common stock as per terms of Termination Agreement, shares		1,000,000
Common stock issued for stock-based compensation	$ 84	$ 205	135,686				135,975
Common stock to be issued for director compensation, shares	82,554	205,985
Ending balance, value at Dec. 31, 2021	$ 84	$ 71,500	20,279,897		(112,469)	(16,472,629)	3,766,383
Ending balance, shares at Dec. 31, 2021	82,554	71,501,667
Stock based compensation			6,710				6,710
Net income (loss)						(1,720,482)	(1,720,482)
Ending balance, value at Mar. 31, 2022	$ 84	$ 71,500	$ 20,286,607		$ (112,469)	$ (18,193,111)	$ 2,052,611
Ending balance, shares at Mar. 31, 2022	82,554	71,501,667